LEASE LIABILITY (Disclosure of lease liability) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Lease liabilities [abstract]
Lease liability	$ 614,120	$ 281,872
Less: current portion	(129,264)	(149,317)
Long-term portion	$ 484,856	$ 132,555